Share-Based Payments (Tables)	12 Months Ended
Nov. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Compensation Expense, Share-Based Payment Awards
Compensation expense related to the Company’s share-based awards was as follows:

	Years ended November 30,
(In thousands)	2014	2013	2012
Stock options	$137	130	2,433
Nonvested shares	40,581	33,559	29,312
Total compensation expense for share-based awards	$40,718	33,689	31,745

Schedule Of Option-Pricing Assumptions
The significant weighted average assumptions were as follows:

	2014	2013	2012
Dividends yield	0.4%	0.4%	0.6%
Volatility rate	35.6%	35.3%	47%
Risk-free interest rate	0.2%	0.2%	0.2%
Expected option life (years)	1.5	1.5	1.5

Summary Of Stock Option Activity
A summary of the Company’s stock option activity for the year ended November 30, 2014 was as follows:

	Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value (In thousands)
Outstanding at November 30, 2013	52,500	$28.62
Grants	20,000	$39.62
Exercises	(15,000)	$18.19
Outstanding at November 30, 2014	57,500	$35.16	1.4 years	$694
Vested and expected to vest in the future at November 30, 2014	57,500	$35.16	1.4 years	$694
Exercisable at November 30, 2014	57,500	$35.16	1.4 years	$694
Available for grant at November 30, 2014	9,551,316

Schedule Of Nonvested Shares Activity
A summary of the Company’s nonvested shares activity for the year ended November 30, 2014 was as follows:

	Shares	Weighted Average Grant Date Fair Value
Nonvested restricted shares at November 30, 2013	2,472,068	$30.66
Grants	1,119,356	$41.89
Vested	(1,244,045)	$28.23
Forfeited	(58,253)	$34.12
Nonvested restricted shares at November 30, 2014	2,289,126	$37.38